CONCENTRATION OF RISK (Narrative) (Detail) $ in Thousands	Dec. 31, 2015 USD ($) Facility State Operator	Dec. 31, 2014 USD ($) State	Jun. 30, 2010 Facility
Concentration Risk [Line Items]
Number of leased real estate properties	949
Number of states | State	42	38
Number of operators | Operator	83
Gross investment in facilities, net of impairments and before reserve for uncollectible loans | $	$ 8,000,000
Percentage share of real estate investments related to long-term care facilities	99.00%
Miscellaneous investments, net | $	$ 89,299	$ 48,952
Florida
Concentration Risk [Line Items]
Concentration percent by state	9.00%
Ohio
Concentration Risk [Line Items]
Concentration percent by state	10.00%
Texas
Concentration Risk [Line Items]
Concentration percent by state	9.00%
SNF's
Concentration Risk [Line Items]
Number of leased real estate properties	782		143
Number of facilities under fixed rate mortgage loan	56
ALFs
Concentration Risk [Line Items]
Number of leased real estate properties	85
Number of facilities under fixed rate mortgage loan	2
Specialty facilities
Concentration Risk [Line Items]
Number of leased real estate properties	16
Medical office building
Concentration Risk [Line Items]
Number of leased real estate properties	1